Warrant Liability (Detail Textuals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Warrant Liability Textual [Abstract]
Estimated fair value of the outstanding warrant liabilities	$ 552		$ 803
Change in fair value of the derivative liabilities	$ 251		$ 296